Supplemental Disclosure of Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Disclosure of Cash Flow Information

	Six Months Ended June 30,
	2022	2021
Cash paid for interest	$5,937	$8,737
Cash paid for income taxes	$—	$—
Series C Preferred Stock issued in connection with debt	$15,250	$—
Series A, B & C Preferred Stock issued for transaction	$—	$9,208,396

	Years ended December 31,
	2021	2020
Cash paid for interest	$1,066	$174,551
Cash paid for income taxes	$—	$—
Series C Preferred Stock issued in connection with acquisition	$122,000	—
Series B Preferred Stock issued in connection with acquisition	$9,086,396	—